Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule Loss by tax jurisdictions
Income by tax jurisdictions:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net income from PRC operations	1,760,139	2,862,980	4,610,828
Net income from non-PRC operations	573,758	499,868	777,405

Total net income before tax	2,333,897	3,362,848	5,388,233

Schedule the current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss
The current and deferred portion of income tax (benefits) expenses included in the consolidated statements of operations and comprehensive income are as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expenses	227,415	196,233	1,103,832
Deferred tax (benefits) expenses	(120,611)	43,178	(174,675)

Total	106,804	239,411	929,157

Schedule Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate
The country of domicile is determined to be PRC, as the Group’s primary place of business, headquarters, and core operational activities are all situated within PRC. Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the year ended December 31, 2025 is as follow:

	Year ended December 31, 2025
	Amount	Percent
PRC statutory tax rate	1,347,058	25.00%
Effect of different tax rates of entities operating in other jurisdiction:
Cayman Islands	(92,818)	(1.72%)
Hong Kong	(137,041)	(2.54%)
Others	6,512	0.11%
Preferential tax rates	(302,063)	(5.61%)
Research and development expenses super deduction	(108,686)	(2.02%)
Effect of cross-border tax laws:
PRC withholding taxes	94,080	1.75%
Nontaxable or nondeductible items:
Share-based compensation cost not deductible for tax purposes	70,397	1.31%
Expenses/losses not deductible for tax purposes	26,631	0.49%
Others	49,616	0.92%
Effect of change of valuation allowance	(24,529)	(0.45%)

Effective tax rate	929,157	17.24%

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 are as follows:

	Years ended December 31,
	2023	2024
PRC statutory tax rate	25.00%	25.00%
Effect of different tax rates of entities operating in other jurisdictions	(9.38%)	(6.30%)
Preferential tax rates	(3.69%)	(18.90%)
PRC Withholding taxes	2.79%	1.46%
Net tax effect of super deduction and non-deductible expenses in determining taxable profit	(2.06%)	0.51%
True up	(7.07%)	0.75%
Effect of change of valuation allowance	(1.01%)	4.60%

Effective tax rate	4.58%	7.12%

Schedule Deferred tax assets and deferred tax liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
—Advertising and business promotion expenditure	28,093	66,786
—Impairment loss	265,553	265,553
—Allowance for expected credit losses	116,458	228,858
—Accrued expense	12,478	25,398
—Net loss carrying forward	418,810	732,567
—Others	6,368	6,450
Less: valuation allowance	(754,878)	(1,076,061)

Net deferred tax assets	92,882	249,551

Deferred tax liabilities
—Identifiable intangible assets from business combination	95,570	185,578

Total deferred tax liabilities	95,570	185,578

Schedule Movement of valuation allowance

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	652,610	618,985	754,878
(Reversal) addition	(33,625)	135,893	321,183

Balance at end of the year	618,985	754,878	1,076,061

Schedule Of effects of preferential tax rates on earnings per share Table Text block
The effects of preferential tax rates on earnings per share are as follows:

	Years ended December 31,
	2023	2024	2025
Tax saving amount due to preferential tax rates	86,110	635,456	302,063
Effect on basic earnings per share	0.00	0.03	0.01
Effect on diluted earnings per share	0.00	0.03	0.01